Other Intangible Assets	9 Months Ended
Sep. 30, 2012
Other Intangible Assets [Abstract]
OTHER INTANGIBLE ASSETS

NOTE 6 — OTHER INTANGIBLE ASSETS

The components of other intangible assets were as follows (in millions):

			September 30, 2012
	Amortizable Life	Weighted Average Remaining Life	Gross	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	12 years	$283.6	$(36.8)	$(0.4)	$246.4
Trademarks	5 years	3 years	0.6	(0.2)	—	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	151.0
Integrated
Software system	5 years	3 years	11.0	(3.2)	—	7.8

			$446.2	$(40.2)	$(0.4)	$405.6

The aggregate intangible amortization charged to the unaudited condensed consolidated statements of comprehensive income (loss) was $6.2 million and $18.3 million for the Successor three and nine months ended September 30, 2012, respectively, $6.0 million and $15.8 million for the Successor three and nine months ended September 30, 2011, respectively, and $0.4 million for the Predecessor period January 1, 2011 through January 25, 2011.

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired	Integrated
	Intangible	Software
	Assets	System
Remainder of 2012	$5.5	$0.5
2013	22.2	2.2
2014	22.2	2.2
2015	22.2	2.2
2016	22.1	0.7